Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases
Future net minimum lease payments for operating leases
($ in millions)
2017	382
2018	304
2019	248
2020	205
2021	166
Thereafter	243

1,548
Sublease income	(24)

Total	1,524

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments

($ in millions)
2017	30

2018	25
2019	23
2020	18
2021	13
Thereafter	68

Total minimum lease payments	177

Less amount representing estimated executory costs
included in total minimum lease payments	(1)

Net minimum lease payments	176
Less amount representing interest	(62)

Present value of minimum lease payments	114